Other financial assets - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Other financial assets	£ 113	£ 138	£ 122
Investments in unlisted securities [member]
Disclosure of financial assets [line items]
Other financial assets	£ 113	£ 138